UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 29

Date of reporting period: May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.1%

$1,465	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Ba3	$1,347,155
	Consumer Staples – 0.6%

840	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	800,638
	Education and Civic Organizations – 11.2%

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B, 5.000%, 10/01/37 – XLCA Insured	10/15 at 100.00	A3	1,414,155

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 – ACA Insured	3/09 at 101.00	BBB	2,999,730

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	AAA	3,156,025

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19	9/13 at 100.00	AA–	806,648

895	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	909,043

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series 1993K, 5.375%, 6/01/14	No Opt. Call	AA–	1,110,720

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	Aaa	514,440

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2003H, 5.000%, 7/01/21	7/13 at 100.00	AAA	524,080

2,230	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AAA	2,309,388

425	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/09 at 101.00	BBB–	426,326
13,875	Total Education and Civic Organizations			14,170,555
	Health Care – 19.1%

2,900	Massachusetts Development Finance Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 1999A, 6.250%, 8/15/29 – ACA Insured	8/09 at 101.00	N/R	2,894,606

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.500%, 1/15/38	1/18 at 100.00	N/R	1,479,480

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/11 at 101.00	BBB+	1,282,388

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	11/11 at 101.00	AA	2,948,280

50	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A, 5.750%, 7/01/28	1/09 at 101.00	BBB	48,436

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22	7/12 at 101.00	BBB	1,022,160

790	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/12 at 101.00	N/R	814,348

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – FSA Insured	8/12 at 100.00	AAA	1,045,880

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	A	1,163,888

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – FSA Insured	7/08 at 101.00	AAA	1,507,335

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A	$2,041,220

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A	2,049,740

2,040	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	1,762,927

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BBB–	1,276,324

105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/11 at 101.00	AA	109,935

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2001C, 6.625%, 7/01/32	7/11 at 100.00	BBB	385,571

2,565	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	2,270,692
24,725	Total Health Care			24,103,210
	Housing/Multifamily – 6.4%

1,115	Framingham Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Refunding Bonds, Beaver Terrace Apartments, Series 2000A, 6.350%, 2/20/32	8/10 at 105.00	AAA	1,192,348

2,160	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	2,008,044

2,775	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	12/09 at 102.00	N/R	2,821,731

530	Massachusetts Housing Finance Agency, Housing Bonds, Series 2006A, 5.100%, 12/01/37 (Alternative Minimum Tax)	6/15 at 100.00	AA–	507,422

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	493,705

1,000	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – MBIA Insured	7/08 at 102.00	AAA	1,021,470
8,080	Total Housing/Multifamily			8,044,720
	Housing/Single Family – 0.3%

290	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	272,325
	Industrials – 0.7%

510	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	491,354

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	401,724
910	Total Industrials			893,078
	Long-Term Care – 9.6%

1,500	Massachusetts Development Finance Agency, Human Service Provider Revenue Bonds, Seven Hills Foundation and Affiliates Issue, Series 2005, 5.000%, 9/01/35 – RAAI Insured	9/15 at 100.00	AA	1,410,705

2,590	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	BB–	2,338,200

50	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	7/11 at 102.00	BBB–	53,553

1,790	Massachusetts Development Finance Authority, Revenue Bonds, May Institute, Series 1999, 5.750%, 9/01/24 – RAAI Insured	9/09 at 102.00	AA	1,831,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$885	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 – MBIA Insured	7/08 at 100.00	AAA	$887,080

150	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing LP, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)	8/08 at 100.00	AAA	150,221

610	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	1/11 at 101.00	BBB–	592,444

2,020	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Taunton LP, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)	6/09 at 102.00	AAA	2,028,262

	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, TNG Draper Place Project, Series 1998:
185	5.400%, 8/20/12 (Alternative Minimum Tax)	8/08 at 105.00	AA–	187,721
2,490	6.450%, 8/20/39 (Alternative Minimum Tax)	8/08 at 105.00	AA–	2,621,671
12,270	Total Long-Term Care			12,101,707
	Tax Obligation/General – 11.5%

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aaa	533,250

1,160	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	Aaa	1,211,040

1,000	Boston, Massachusetts, General Obligation Bonds, Series 2001B, 5.000%, 8/01/15	8/11 at 100.00	AA+	1,056,300

1,000	Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16	6/12 at 101.00	A	1,062,310

1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA	1,051,100

1,145	Falmouth, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 2/01/19	2/12 at 101.00	AA+	1,206,761

2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AAA	3,068,599

1,490	Northbridge, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 2/15/18 – AMBAC Insured	2/12 at 101.00	AAA	1,570,326

1,000	Reading, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 3/15/15 – MBIA Insured	3/14 at 100.00	AAA	1,087,150

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/14 at 100.50	AAA	731,103

1,825	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 – FGIC Insured	7/15 at 100.00	A–	1,934,263
13,310	Total Tax Obligation/General			14,512,202
	Tax Obligation/Limited – 12.7%

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/13 at 100.00	AAA	684,094

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	AAA	404,326

770	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004C, 5.250%, 7/01/21	No Opt. Call	AAA	866,874

2,925	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2006, 5.000%, 7/01/26	7/18 at 100.00	AAA	3,086,108

550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 – MBIA Insured	5/14 at 100.00	AAA	582,164

815	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	AAA	822,392

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
1,025	5.375%, 5/01/22 – XLCA Insured	No Opt. Call	A1	1,115,877
1,125	5.375%, 5/01/23 – XLCA Insured	No Opt. Call	A1	1,222,133

	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
2,100	5.000%, 8/15/20 – FSA Insured	8/15 at 100.00	AAA	2,227,554
2,000	5.000%, 8/15/22 – FSA Insured	8/15 at 100.00	AAA	2,099,760

670	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A	714,314

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$2,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		$2,189,120
15,055	Total Tax Obligation/Limited				16,014,716
	Transportation – 6.7%

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 – MBIA Insured	7/13 at 100.00	AAA		3,949,281

1,800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A2		1,698,894

3,525	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA		2,851,373
9,160	Total Transportation				8,499,548
	U.S. Guaranteed – 7.5% (4)

90	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aaa		95,511

75	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2006, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	Aa2	(4)	83,310

50	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A–	(4)	58,115

1,090	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A, 5.000%, 8/01/16 (Pre-refunded 8/01/10)	8/10 at 100.00	AAA		1,126,144

210	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31 (Pre-refunded 1/01/12)	1/12 at 101.00	Aaa		233,415

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	Baa3	(4)	649,422

1,680	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32 (Pre-refunded 7/01/11)	7/11 at 101.00	AA	(4)	1,845,379

2,945	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Winchester Hospital, Series 2000E, 6.750%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 101.00	N/R	(4)	3,196,914

390	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	7/08 at 100.00	AAA		494,321

1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	1,640,460
8,630	Total U.S. Guaranteed				9,422,991
	Utilities – 3.6%

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – MBIA Insured	1/12 at 101.00	AAA		1,077,720

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,001,680

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	A3		2,489,900
4,500	Total Utilities				4,569,300
	Water and Sewer – 10.5%

2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25	11/14 at 100.00	AA		2,085,720

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA		62,660

380	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA		396,329

1,750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 4.500%, 8/01/29	8/15 at 100.00	AAA		1,742,808

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,500	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	8/12 at 100.00	AAA	$1,596,450

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,650	5.000%, 8/01/27 – MBIA Insured	8/17 at 100.00	AAA	1,721,412
1,585	5.000%, 8/01/28 – MBIA Insured	8/17 at 100.00	AAA	1,646,324
2,080	5.000%, 8/01/29 – MBIA Insured	8/17 at 100.00	AAA	2,154,131

1,125	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA	958,736

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	805,380
12,890	Total Water and Sewer			13,169,950
$126,000	Total Investments (cost $127,904,052) – 101.5%			127,922,095

	Other Assets Less Liabilities – (1.5)%			(1,948,967)

	Net Assets – 100%			$125,973,128

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$127,922,095	$—	$127,922,095

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $127,889,276.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$2,700,835
Depreciation	(2,668,016)
Net unrealized appreciation (depreciation) of investments	$32,819

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 7.3%

$865	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	AAA	$867,310

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B, 5.000%, 10/01/37 – XLCA Insured	10/15 at 100.00	A3	1,414,155

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – MBIA Insured	9/17 at 100.00	AAA	906,179

1,790	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	1,818,085

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 – FGIC Insured	10/14 at 100.00	A+	1,029,220
6,050	Total Education and Civic Organizations			6,034,949
	Health Care – 10.1%

2,000	Boston, Massachusetts, Special Obligation Bonds, Boston Medical Center, Series 2002, 5.000%, 8/01/18 – MBIA Insured	8/12 at 100.00	AAA	2,081,840

10	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program, Series 1989G-2, 7.200%, 7/01/09 – MBIA Insured	7/08 at 100.00	AAA	10,039

250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program, Series 1998B-1, 5.375%, 2/01/28 – MBIA Insured	8/18 at 100.00	AAA	253,798

1,205	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – MBIA Insured	7/08 at 102.00	AAA	1,211,579

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – FSA Insured	8/12 at 100.00	AAA	1,045,880

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A	1,428,854

2,290	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – MBIA Insured	7/08 at 100.00	AAA	2,296,458
8,155	Total Health Care			8,328,448
	Housing/Multifamily – 5.7%

1,125	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	1,045,856

340	Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, Series 1998A, 5.375%, 6/01/16 – MBIA Insured (Alternative Minimum Tax)	6/08 at 101.00	AAA	343,740

640	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – MBIA Insured	7/08 at 102.00	AAA	653,741

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	AAA	2,647,667
4,680	Total Housing/Multifamily			4,691,004
	Long-Term Care – 7.1%

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	2,659,450

3,185	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Amherst LP, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)	6/08 at 102.00	AAA	3,221,468
5,685	Total Long-Term Care			5,880,918

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 30.7%

$1,520	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 – FSA Insured	2/13 at 101.00	AAA	$1,657,302

1,265	Freetown Lakeville Regional School District, Plymouth County, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/01/15 – MBIA Insured	1/13 at 101.00	AAA	1,357,181

3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 –MBIA Insured	No Opt. Call	AAA	3,428,760

1,500	Monson, Massachusetts, Unlimited Tax General Obligation School Refunding Bonds, Series 1993, 5.500%, 10/15/10 – MBIA Insured	No Opt. Call	AAA	1,600,185

1,250	Northampton, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 9/01/19 – MBIA Insured	9/12 at 101.00	Aaa	1,319,725

190	Northfield, Massachusetts, General Obligation Bonds, Series 1992, 6.350%, 10/15/09 – MBIA Insured	10/08 at 100.00	AAA	192,706

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 – AMBAC Insured	No Opt. Call	AAA	1,413,167

1,230	Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds, Series 2002, 5.375%, 6/15/19 – AMBAC Insured	6/12 at 101.00	Aaa	1,318,941

4,300	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 –FGIC Insured	No Opt. Call	Baa3	4,447,017

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
420	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA	460,606
1,275	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA	1,415,263
1,500	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA	1,666,335
1,725	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA	1,920,546
1,125	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA	1,251,945

1,000	Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – FSA Insured	10/15 at 100.00	Aaa	1,098,300

220	Taunton, Massachusetts, General Obligation Bonds, Series 1991, 6.800%, 9/01/09 – MBIA Insured	9/08 at 100.00	AAA	220,788

545	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	8/11 at 100.00	A–	574,305
23,415	Total Tax Obligation/General			25,343,072
	Tax Obligation/Limited – 10.2%

560	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 –AMBAC Insured	5/16 at 100.00	AAA	565,079

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 –AGC Insured	5/18 at 100.00	AAA	2,560,825

1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/22 – XLCA Insured	No Opt. Call	A1	1,088,660

1,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – FSA Insured	8/15 at 100.00	AAA	1,166,814

460	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –FGIC Insured	No Opt. Call	A	490,424

475	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A+	456,670

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – MBIA Insured	7/14 at 100.00	AAA	2,082,900
8,095	Total Tax Obligation/Limited			8,411,372
	Transportation – 7.5%

1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 –MBIA Insured	7/13 at 100.00	AAA	1,046,840

800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A2	755,064

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	428,717

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 – MBIA Insured	7/08 at 101.00	AAA	2,000,720

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series 1999A, 5.000%, 1/01/39 – AMBAC Insured	1/09 at 101.00	AAA	1,999,920
6,330	Total Transportation			6,231,261

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 13.1% (4)

$455	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aaa		$482,860

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord Assisted Living Inc., Series 2000A, 6.900%, 10/20/41 (Pre-refunded 10/20/11)	10/11 at 105.00	AAA		2,943,675

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – MBIA Insured	7/21 at 100.00	AAA		322,768

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	Baa3	(4)	649,422

850	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds, Nuclear Project 6, Series 1993A, 5.000%, 7/01/10 – AMBAC Insured (ETM)	7/08 at 100.00	AAA		878,526

1,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002B, 5.500%, 3/01/17 (Pre-refunded 3/01/12) – FSA Insured	3/12 at 100.00	AAA		1,083,320

2,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	2,187,280

2,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/18 (Pre-refunded 11/01/14) – AMBAC Insured	11/14 at 100.00	AAA		2,246,620
9,700	Total U.S. Guaranteed				10,794,471
	Utilities – 2.0%

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – MBIA Insured	1/12 at 101.00	AAA		1,616,580
	Water and Sewer – 6.3%

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – FSA Insured	No Opt. Call	AAA		1,119,120

750	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 –MBIA Insured	8/17 at 100.00	AAA		779,017

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AAA		1,541,414
875	4.000%, 8/01/46	8/16 at 100.00	AA		745,683

1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA		1,030,079
5,125	Total Water and Sewer				5,215,313

$78,735	Total Long-Term Investments (cost $81,146,102) – 100.0%				82,547,388

Principal Amount (000)	Description (1)		Ratings (3)		Value
	Short-Term Investments – 3.6%

$1,000	Massachusetts Development Finance Authority, Revenue Bonds, Wentworth Institute of Technology, Variable Rate Demand Obligations, Series 2000, 6.250%, 10/01/30 – AMBAC Insured (6)		VMIG-1		$1,000,000

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Variable Rate Demand Obligations, Auction Rate Series 2004D, 3.900%, 7/01/24 – MBIA Insured (6)		A2		2,000,000
$3,000	Total Short-Term Investments (cost $3,000,000)				3,000,000

	Total Investments (cost $84,146,102) – 103.6%				85,547,388

	Floating Rate Obligations – (4.7)%				(3,845,000)

	Other Assets Less Liabilities – 1.1%				894,280

	Net Assets – 100%				$82,596,668

Forward Swaps outstanding at May 31, 2008:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (5)	Termination Date	Unrealized Appreciation (Depreciation)
JP Morgan	$3,500,000	Pay	3-Month USD-LIBOR	5.030%	Semi-Annually	12/30/08	12/30/28	$(47,999)

USD-LIBOR   (United States Dollar-London Inter-Bank Offered Rate)

As of May 31, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$85,547,388	$—	$85,547,388
Derivatives*	—	(47,999)	—	(47,999)
Total	$—	$85,499,389	$—	$85,499,389
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $80,241,408.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$2,435,798
Depreciation	(973,359)
Net unrealized appreciation (depreciation) of investments	$1,462,439

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.2%

$4,325	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$4,122,331
	Education and Civic Organizations – 22.9%

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – MBIA Insured	7/17 at 100.00	AAA	1,936,860

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AAA	2,015,800

4,450	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – MBIA Insured	7/17 at 100.00	AAA	4,610,912

4,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007K-2, 5.000%, 7/01/31 – MBIA Insured	7/18 at 100.00	AAA	4,088,880

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – MBIA Insured	7/17 at 100.00	AAA	1,936,860

	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds, Series 2006G:
4,995	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	AA	5,103,641
2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	AA	2,251,350

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 – MBIA Insured	7/13 at 100.00	AAA	1,574,604

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 – RAAI Insured	7/08 at 101.00	AA	1,503,440

450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	AA	434,192

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
360	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	AA	361,289
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	389,600

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A, 5.625%, 7/01/29 – MBIA Insured	7/09 at 101.00	Aaa	2,054,140

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 – MBIA Insured	1/15 at 100.00	Aaa	694,467

900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001E, 5.250%, 7/01/21	7/11 at 101.00	A2	929,646

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	AAA	403,666
265	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	AAA	268,466

1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured	7/08 at 101.00	AA	1,119,308

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – MBIA Insured	7/14 at 100.00	AAA	693,459

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:
1,400	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	AA	1,451,660
6,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	AA	6,030,720

4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2002W, 5.125%, 7/01/27	7/09 at 100.00	AAA	4,557,420

685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	699,138

10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	10,325,369

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	$3,100,560

660	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 – MBIA Insured (Alternative Minimum Tax)	11/11 at 100.00	Aaa	669,557

1,435	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/16 – MBIA Insured	1/14 at 100.00	AAA	1,549,915

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – FSA Insured	2/15 at 100.00	AAA	2,906,482

	University of Connecticut, General Obligation Bonds, Series 2006A:
6,200	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	6,687,629
1,605	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	1,691,943

2,160	University of Connecticut, Student Fee Revenue Bonds, Series 2002A, 5.250%, 5/15/18	5/12 at 100.00	AA–	2,289,125

3,120	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/20 – FGIC Insured	11/12 at 101.00	AA–	3,313,877
75,405	Total Education and Civic Organizations			77,643,975
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	432,355
	Health Care – 8.0%

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 – MBIA Insured	7/08 at 100.00	AAA	2,010,020

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	AA	4,051,320

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 1999F, 5.750%, 11/15/29 – MBIA Insured	11/09 at 101.00	AAA	1,554,195

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 1999G:
500	5.700%, 7/01/22 – AMBAC Insured	7/09 at 101.00	AAA	515,055
1,000	5.625%, 7/01/25 – AMBAC Insured	7/09 at 101.00	AAA	1,026,860

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	AA	657,766

950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	954,038

800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Britain General Hospital Issue, Series 1994B, 6.000%, 7/01/24 – AMBAC Insured	7/08 at 100.00	AAA	811,896

90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/12 at 101.00	AA	90,638

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 1999G, 5.000%, 7/01/18 – MBIA Insured	7/09 at 101.00	Aaa	1,025,940

2,725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%, 7/01/20 – RAAI Insured	7/09 at 101.00	AA	2,781,326

11,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AAA	11,704,094
26,665	Total Health Care			27,183,148
	Housing/Multifamily – 2.0%

1,785	Bridgeport Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Stratfield Apartments, Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)	12/09 at 102.00	N/R	1,848,885

2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41 (Alternative Minimum Tax)	12/09 at 100.00	AAA	2,038,480

3,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	2,833,110

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$65	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)	No Opt. Call	BBB+	$65,018
6,850	Total Housing/Multifamily			6,785,493
	Housing/Single Family – 5.4%

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,595	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	1,568,698
5,160	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	5,045,035

5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	4,992,650

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
1,610	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,504,287
1,735	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,608,293

3,500	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,522,155
18,600	Total Housing/Single Family			18,241,118
	Industrials – 1.8%

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/08 at 100.00	BB+	5,249,633

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/11 at 102.00	Baa2	975,760
6,250	Total Industrials			6,225,393
	Long-Term Care – 4.8%

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. – Congregational Avery Heights, Series 1997:
1,400	5.700%, 4/01/12	10/08 at 101.00	BBB–	1,414,280
2,560	5.800%, 4/01/21	10/08 at 101.00	BBB–	2,616,499

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:
1,000	5.500%, 9/01/15 – RAAI Insured	9/09 at 102.00	AA	1,034,620
500	5.625%, 9/01/22 – RAAI Insured	9/09 at 102.00	AA	511,945

1,875	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	6/08 at 102.00	BBB+	1,885,331

1,000	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Mary Wade Home Inc., Series 1999A, 6.375%, 12/01/18	12/09 at 102.00	N/R	1,054,880

	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
2,200	5.250%, 8/01/19 – RAAI Insured	2/10 at 102.00	AA	2,240,282
3,910	5.375%, 8/01/24 – RAAI Insured	2/10 at 102.00	AA	3,962,472

1,000	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Hebrew Home and Hospital, Series 1999B, 5.200%, 8/01/38	8/08 at 102.00	AAA	1,006,440

500	Connecticut Housing Finance Authority, Group Home Mortgage Finance Program Special Obligation Bonds, Series 2000GH-5, 5.850%, 6/15/30 – AMBAC Insured	6/10 at 102.00	AAA	514,005
15,945	Total Long-Term Care			16,240,754
	Materials – 0.4%

1,000	Sprague, Connecticut, Environmental Improvement Revenue Bonds, International Paper Company, Series 1997A, 5.700%, 10/01/21 (Alternative Minimum Tax)	10/08 at 101.00	BBB	973,080
	Tax Obligation/General – 19.7%

1,500	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 – FGIC Insured	8/12 at 100.00	Baa1	1,551,390

325	Canterbury, Connecticut, General Obligation Bonds, Series 1989, 7.200%, 5/01/09	No Opt. Call	A3	339,199

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$395	Colchester, Connecticut, General Obligation Bonds, Series 2001, 5.500%, 6/15/14 – FGIC Insured	6/11 at 102.00	A1	$426,703

3,330	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	3,471,692

5,500	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,723,135

2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	2,329,315

8,565	Connecticut State, General Obligation Bonds, Series 2007B, 5.000%, 5/01/16	No Opt. Call	AA	9,496,700

	Connecticut, General Obligation Bonds, Series 2001C:
5,000	5.500%, 12/15/13 (UB)	No Opt. Call	AA	5,615,350
10,000	5.500%, 12/15/14 (UB)	No Opt. Call	AA	11,342,700

545	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 – FGIC Insured	7/11 at 102.00	Aa3	578,910

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
1,195	5.000%, 8/01/20 – FSA Insured	8/15 at 100.00	AAA	1,268,170
595	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	628,433
1,210	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	1,203,696

	North Haven, Connecticut, General Obligation Bonds, Series 2006:
1,200	5.000%, 7/15/20	No Opt. Call	Aa2	1,319,808
1,455	5.000%, 7/15/21	No Opt. Call	Aa2	1,595,364
485	5.000%, 7/15/24	No Opt. Call	Aa2	530,095

160	Old Saybrook, Connecticut, General Obligation Bonds, Series 1989, 7.400%, 5/01/09	No Opt. Call	Aa3	167,357

	Old Saybrook, Connecticut, General Obligation Bonds, Series 1991:
275	6.500%, 2/15/10 – AMBAC Insured	No Opt. Call	AAA	293,260
270	6.500%, 2/15/11 – AMBAC Insured	No Opt. Call	AAA	295,747

1,700	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	1,758,123

	Puerto Rico, General Obligtion and Public Improvement Bonds, Series 2001A:
700	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA	767,676
2,125	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA	2,358,771
2,500	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA	2,777,225
2,870	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA	3,195,343
1,875	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA	2,086,575

420	Regional School District 15, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/22 – FSA Insured	8/10 at 101.00	Aaa	435,590

	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds, Series 2000:
650	5.500%, 3/15/18 – FSA Insured	3/10 at 101.00	Aaa	682,812
650	5.625%, 3/15/19 – FSA Insured	3/10 at 101.00	Aaa	684,801
650	5.700%, 3/15/20 – FSA Insured	3/10 at 101.00	Aaa	685,997

1,060	Watertown, Connecticut, General Obligation Bonds, Series 2005, 5.000%, 8/01/15 – MBIA Insured	No Opt. Call	Aaa	1,170,102

1,420	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/17	10/15 at 100.00	AAA	1,552,088

	Winchester, Connecticut, General Obligation Bonds, Series 1990:
140	6.750%, 4/15/09	No Opt. Call	A2	145,424
140	6.750%, 4/15/10	No Opt. Call	A2	150,616
61,105	Total Tax Obligation/General			66,628,167
	Tax Obligation/Limited – 9.7%

2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	2,643,108

825	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities Program, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured	7/08 at 102.00	AAA	828,044

2,895	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for Waterbury Inc., Series 1998A, 6.750%, 7/01/28	7/08 at 105.00	A	3,043,311

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
1,275	5.000%, 12/15/20	12/11 at 101.00	AA–	1,318,350
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–	1,013,340

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,150	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA		$1,254,949

4,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AAA		4,131,880

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 – FGIC Insured	1/14 at 100.00	AA		1,037,410

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AAA		5,251,000

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
200	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	AAA		211,030
4,100	5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AAA		4,336,324

4,650	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA		4,965,503

1,050	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	A+		1,048,079

1,700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AAA		1,821,703
31,445	Total Tax Obligation/Limited				32,904,031
	Transportation – 1.1%

2,100	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)	4/11 at 101.00	A		2,061,906

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	AAA		1,493,389

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/08 at 100.00	CCC+		161,023
3,710	Total Transportation				3,716,318
	U.S. Guaranteed – 9.6% (4)

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2000A, 6.000%, 7/15/19 (Pre-refunded 7/15/10) – FGIC Insured	7/10 at 101.00	AAA		1,085,500

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) – FSA Insured	9/13 at 100.00	AAA		1,591,214

	Cheshire, Connecticut, General Obligation Bonds, Series 1999:
660	5.625%, 10/15/18 (Pre-refunded 10/15/09)	10/09 at 101.00	Aa2	(4)	697,772
660	5.625%, 10/15/19 (Pre-refunded 10/15/09)	10/09 at 101.00	Aa2	(4)	697,772

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A:
1,305	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA	(4)	1,414,229
55	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA	(4)	59,557

925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – FSA Insured	3/11 at 101.00	AAA		992,414

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)	7/11 at 101.00	A2	(4)	1,093,270

1,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	8/08 at 100.00	AAA		1,381,475

2,000	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA	(4)	2,196,060

470	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 102.00	Aa3	(4)	511,501

1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.500%, 7/01/25 (Pre-refunded 7/01/10)	7/10 at 100.00	Baa2	(4)	1,082,810

365	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A–	(4)	387,488

975	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 (Pre-refunded 6/01/10) – ACA Insured	6/10 at 100.00	AAA		1,045,571

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA		$1,080,780

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,540	5.500%, 10/01/32	10/10 at 101.00	AAA		2,645,435
4,500	5.500%, 10/01/40	10/10 at 101.00	AAA		4,678,605

960	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		1,003,258

1,460	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 (Pre-refunded 5/01/11) – FSA Insured	5/11 at 101.00	Aaa		1,570,332

135	University of Connecticut, General Obligation Bonds, Series 2000A, 5.550%, 3/01/18 (Pre-refunded 3/01/10) – FGIC Insured	3/10 at 101.00	AA	(4)	143,913

1,000	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/18 (Pre-refunded 4/01/12)	4/12 at 100.00	AA	(4)	1,089,390

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(4)	2,205,740

	Waterbury, Connecticut, General Obligation Bonds, Series 2002A:
1,500	5.375%, 4/01/16 (Pre-refunded 4/01/12) – FSA Insured	4/12 at 100.00	AAA		1,634,085
1,090	5.375%, 4/01/17 (Pre-refunded 4/01/12) – FSA Insured	4/12 at 100.00	AAA		1,187,435

910	Waterbury, Connecticut, General Obligation Tax Revenue Intercept Bonds, Series 2000, 6.000%, 2/01/18 (Pre-refunded 2/01/09) – RAAI Insured	2/09 at 101.00	AA	(4)	943,706
30,090	Total U.S. Guaranteed				32,419,312
	Utilities – 8.1%

3,800	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AAA		4,044,948

2,025	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and Power Company, Series 1993A, 5.850%, 9/01/28	10/08 at 102.00	Baa1		2,026,661

3,040	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1		3,047,448

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
1,235	5.500%, 1/01/14 (Alternative Minimum Tax)	7/08 at 100.00	BBB		1,235,247
3,550	5.500%, 1/01/20 (Alternative Minimum Tax)	7/08 at 100.00	BBB		3,468,173

	Guam Power Authority, Revenue Bonds, Series 1999A:
2,280	5.125%, 10/01/29 – MBIA Insured	10/09 at 101.00	AAA		2,273,092
1,000	5.125%, 10/01/29 – AMBAC Insured	10/09 at 101.00	AAA		994,410

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002:
5,000	5.000%, 7/01/19 – MBIA Insured	No Opt. Call	AAA		5,274,250
5,000	5.000%, 7/01/20 – MBIA Insured	No Opt. Call	AAA		5,204,850
26,930	Total Utilities				27,569,079
	Water and Sewer – 7.6%

1,750	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%, 4/01/35 (Alternative Minimum Tax)	10/08 at 101.50	N/R		1,777,230

2,375	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 200.7, 5.100%, 9/01/37 – XLCA Insured (Alternative Minimum Tax)	9/17 at 100.00	A–		2,093,563

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA		1,674,496

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
3,840	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA		3,914,112
4,670	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA		4,748,363

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		1,208,069

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
$3,000	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	$3,110,460
3,955	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	4,005,031

2,760	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – MBIA Insured	8/16 at 100.00	AAA	2,817,325

550	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	560,500
25,590	Total Water and Sewer			25,909,149
$334,410	Total Investments (cost $342,098,689) – 102.4%			346,993,703

	Floating Rate Obligations – (4.8)%			(16,370,000)

	Other Assets Less Liabilities – 2.4%			8,287,833

	Net Assets – 100%			$338,911,536

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$346,993,703	$—	$346,993,703

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance as of February 29, 2008	$9,614,404
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	385,596
Net purchases at cost (sales at proceeds)	(10,000,000)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance as of May 31, 2008	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $325,614,571.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$7,947,848
Depreciation	(2,925,597)
Net unrealized appreciation (depreciation) of investments	$5,022,251

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.2%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/15 at 100.00	Baa3	$235,556
240	5.125%, 1/01/37	1/15 at 100.00	Baa3	201,302
520	Total Consumer Discretionary			436,858
	Consumer Staples – 2.2%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,635	4.750%, 6/01/34	6/17 at 100.00	BBB	1,261,403
4,500	5.000%, 6/01/41	6/17 at 100.00	BBB	3,492,765
6,135	Total Consumer Staples			4,754,168
	Education and Civic Organizations – 7.3%

1,000	New Brunswick Housing Authority, New Jersey, Lease Revenue Refunding Bonds, Rutgers University, Series 1998, 4.750%, 7/01/18 – FGIC Insured	1/09 at 101.00	AA	1,016,290

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	AAA	388,661

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	2,342,600

425	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.250%, 7/01/37	7/17 at 100.00	BBB+	414,464

	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,495	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A–	1,500,352
1,325	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A–	1,322,867

45	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – MBIA Insured	7/14 at 100.00	AAA	47,201

1,400	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A2	1,492,274

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	Aaa	1,054,251

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
125	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	AAA	130,594
425	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	AAA	441,435
1,030	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	AAA	1,051,991
815	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	AAA	786,394

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	AA	303,392

190	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C, 5.000%, 7/01/37 – RAAI Insured	7/12 at 100.00	AA	189,557

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	A+	443,795

115	New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue, Series 1976D, 6.750%, 7/01/08	6/08 at 100.00	A	115,397

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/21 – FGIC Insured	7/14 at 100.00	A	1,030,500

365	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Monmouth College, Series 1993A, 5.625%, 7/01/13	7/08 at 100.00	A3	365,376

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	1,445,445
15,955	Total Education and Civic Organizations			15,882,836

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Financials – 0.4%

$1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Baa3	$974,500
	Health Care – 15.6%

350	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	343,970

4,000	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A+	4,004,520

4,375	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	AAA	4,421,025

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,121,975

1,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33	7/13 at 100.00	Baa1	1,146,507

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aaa	1,531,800

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	131,082

210	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	207,715

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001:
600	5.500%, 7/01/21	7/11 at 100.00	A2	611,028
265	5.625%, 7/01/31	7/11 at 100.00	A2	267,634

305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BBB–	316,538

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2000, 5.750%, 7/01/31	7/10 at 100.00	A2	2,043,600

900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	AA	889,425

750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB	706,178

1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	AA	1,194,912

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
125	5.500%, 7/01/23	7/13 at 100.00	Ba2	113,703
1,125	5.500%, 7/01/33	7/13 at 100.00	Ba2	949,444

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006:
860	5.000%, 7/01/36	7/16 at 100.00	A3	843,419
830	5.000%, 7/01/46	7/16 at 100.00	A3	801,091

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured	7/14 at 100.00	AA	876,104

1,660	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/30	7/10 at 100.00	Baa2	1,694,810

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health System, Series 1998, 5.250%, 7/01/10 – FSA Insured	1/09 at 101.00	AAA	1,538,160

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured	1/12 at 100.00	AA	1,719,952

5,500	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AAA	5,578,099

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – MBIA Insured	7/08 at 100.00	AAA	$1,002,820
34,105	Total Health Care			34,055,511
	Housing/Multifamily – 1.8%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	965,820

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 – FSA Insured (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,525,170

570	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 – FSA Insured	8/10 at 100.00	AAA	581,457

875	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	10/09 at 102.00	Aaa	905,188
3,945	Total Housing/Multifamily			3,977,635
	Housing/Single Family – 2.6%

3,020	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U, 5.700%, 10/01/14 – MBIA Insured (Alternative Minimum Tax)	10/08 at 100.75	AAA	3,055,878

510	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 – MBIA Insured (Alternative Minimum Tax)	10/10 at 100.00	AAA	521,939

2,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,793,300

195	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	9/08 at 100.00	N/R	195,187
5,725	Total Housing/Single Family			5,566,304
	Industrials – 1.0%

2,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory put 12/01/09)	No Opt. Call	BBB	2,080,900
	Long-Term Care – 5.5%

785	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	726,298

1,300	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	7/08 at 102.00	N/R	1,244,165

375	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	380,198

5,100	New Jersey Economic Development Authority, Revenue Bonds, Jewish Community Housing Corporation of Metropolitan New Jersey, Series 1999, 5.900%, 12/01/31	12/09 at 101.00	Aa1	5,256,467

600	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/11 at 102.00	A–	637,614

140	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	142,460

1,500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	7/08 at 102.00	BB+	1,287,315

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 – RAAI Insured	7/11 at 100.00	AA	1,006,190
1,350	5.200%, 7/01/31 – RAAI Insured	7/11 at 100.00	AA	1,340,969
12,150	Total Long-Term Care			12,021,676

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials – 0.2%

$500	Union County Pollution Control Financing Authority, New Jersey, Revenue Refunding Bonds, American Cyanamid Company, Series 1994, 5.800%, 9/01/09	No Opt. Call	Baa1	$511,730
	Tax Obligation/General – 6.8%

1,445	Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 – FGIC Insured	1/11 at 100.00	AA–	1,494,260

500	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 1992, 5.875%, 8/01/11	No Opt. Call	AA	547,460

1,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	1,563,735

250	Union City, Hudson County, New Jersey, General Obligation Bonds, Series 1992, 6.375%, 11/01/10 – FSA Insured	No Opt. Call	AAA	273,420

5,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)	6/08 at 102.00	AA+	4,864,149

1,000	Washington Township Board of Education, Gloucester County, New Jersey, General Obligation Bonds, Series 2004, 5.000%, 2/01/15 – MBIA Insured	2/13 at 100.00	Aaa	1,071,850

	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005:
2,550	5.000%, 1/01/16 – FSA Insured	No Opt. Call	Aaa	2,813,568
2,110	5.000%, 1/01/21 – FSA Insured	1/16 at 100.00	Aaa	2,241,137
14,355	Total Tax Obligation/General			14,869,579
	Tax Obligation/Limited – 20.6%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	709,293

1,005	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, County Guaranteed, Series 2003, 5.000%, 8/15/15	8/13 at 100.00	AA	1,078,626

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
1,000	5.000%, 12/01/20 – MBIA Insured	12/13 at 100.00	AAA	1,050,620
695	5.000%, 12/01/21 – MBIA Insured	12/13 at 100.00	AAA	725,740

3,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/12 – FSA Insured	No Opt. Call	Aaa	3,250,560

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	906,254

900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – FSA Insured	No Opt. Call	AAA	1,006,470

1,000	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A, 5.000%, 9/01/23 – MBIA Insured	9/15 at 100.00	AAA	1,047,150

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AAA	409,781
920	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	939,697

3,000	Middlesex County, New Jersey, Certificates of Participation, Series 2001, 5.000%, 8/01/22 – MBIA Insured	8/11 at 100.00	AAA	3,094,620

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	2,318,072

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
830	5.500%, 6/15/24	6/12 at 100.00	BBB	810,122
1,560	5.750%, 6/15/34	6/14 at 100.00	BBB	1,522,934

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – FSA Insured	3/15 at 100.00	AAA	1,034,070

2,600	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – MBIA Insured	7/14 at 100.00	AAA	2,825,862

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
$85	5.125%, 6/15/27	6/17 at 100.00	Baa3	$81,507
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	130,487

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
830	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AAA	852,211
1,655	5.000%, 9/01/37	9/17 at 100.00	AA–	1,698,030

700	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured	No Opt. Call	AAA	772,177

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
1,050	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AAA	1,112,990
1,875	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AAA	1,927,913
1,325	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AAA	1,346,757

1,295	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A2	1,342,527

	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
560	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	593,706
1,000	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	1,051,100

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – MBIA Insured	No Opt. Call	AAA	1,703,460

1,390	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – FSA Insured	6/15 at 100.00	AAA	1,479,905

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/22	No Opt. Call	AA–	2,148,976

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
5,800	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AAA	2,061,378
4,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	1,125,600
5,450	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	1,371,656

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	AAA	522,765

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A+	466,284

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	A+	449,177
53,630	Total Tax Obligation/Limited			44,968,477
	Transportation – 16.4%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,335	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AAA	1,363,476
500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	509,525

3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999, 5.750%, 1/01/22 – FSA Insured	1/10 at 100.00	AAA	3,618,160

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
40	6.500%, 1/01/16	No Opt. Call	A	45,707
485	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	560,418

10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A	10,318,695

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA	1,442,948

2,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AA–	2,598,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–		$6,152,159

565	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516, 11.369%, 8/15/32 – FSA Insured (IF)	8/17 at 100.00	AAA		623,557

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,125	6.250%, 12/01/08 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,157,279
1,000	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		1,114,870
2,000	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	6/08 at 102.00	AAA		2,007,680
3,125	5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	6/08 at 100.00	AAA		3,125,000
34,475	Total Transportation				35,638,274
	U.S. Guaranteed – 13.2% (4)

2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	2,786,125

750	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003A, 5.250%, 11/01/19 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA		829,935

715	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R	(4)	876,261

1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F, 5.250%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured	6/13 at 100.00	AAA		1,100,550

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured	7/16 at 100.00	AAA		466,053

515	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	AAA		569,564

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,825	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2	(4)	2,012,884
525	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2	(4)	579,049

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+	(4)	545,940

165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Hospital, Series 1979A, 8.750%, 7/01/09 (ETM)	No Opt. Call	Aaa		171,034

1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)	7/12 at 100.00	A3	(4)	1,382,888

510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 101.00	BBB–	(4)	566,513

1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 (Pre-refunded 6/15/15) – FSA Insured	6/15 at 100.00	AAA		1,228,937

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
10	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		11,608
165	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA		191,532
600	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		696,480
165	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		191,532
115	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA		133,492
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		11,608

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured	1/14 at 100.00	AAA		414,533

3,900	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.375%, 10/01/24	10/10 at 101.00	AAA		4,073,355

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	AAA		4,317,720

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
$2,765	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	$2,977,186
1,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,109,250

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
675	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	721,035
750	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	847,695
26,315	Total U.S. Guaranteed			28,812,759
	Utilities – 0.6%

1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1	1,266,750
	Water and Sewer – 1.3%

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A, 5.000%, 4/01/18 – XLCA Insured	4/13 at 100.00	A3	1,414,914

500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	Baa3	528,970

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	805,380
2,640	Total Water and Sewer			2,749,264
$214,700	Total Long-Term Investments (cost $207,904,235) – 95.7%			208,567,221

	Short-Term Investments – 1.4%

$3,000	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Variable Rate Demand Obligations, Series 2007E-1, 3.750%, 7/01/37 – FGIC Insured (5)		A–	3,000,000

	Total Short-Term Investments (cost $3,000,000)			3,000,000

	Total Investments (cost $210,904,235) – 97.1%			211,567,221

	Other Assets Less Liabilities – 2.9%			6,382,264

	Net Assets – 100%			$217,949,485

Forward Swaps outstanding at May 31, 2008:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	$2,600,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	$165,110

SIFM –	The daily arithmetic average of the weekly Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$211,567,221	$—	$211,567,221
Derivatives*	—	165,110	—	165,110
Total	$—	$211,732,331	$—	$211,732,331
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $210,849,595.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$4,282,632
Depreciation	(3,565,006)
Net unrealized appreciation (depreciation) of investments	$717,626

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	Baa3	$573,769
	Consumer Staples – 1.3%

805	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	770,103

1,255	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,196,191

440	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	BBB	418,546

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,345	4.750%, 6/01/22	6/16 at 100.00	BBB	2,196,585
1,225	5.000%, 6/01/26	6/16 at 100.00	BBB	1,131,324
6,070	Total Consumer Staples			5,712,749
	Education and Civic Organizations – 13.0%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	609,411

290	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	N/R	253,109

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	204,039

2,820	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	AA	2,792,843

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – MBIA Insured	7/17 at 100.00	AAA	1,957,080

685	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 – RAAI Insured	7/11 at 102.00	AA	699,666

1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – MBIA Insured	7/08 at 101.00	AAA	1,870,831

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:
1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) – FGIC Insured	No Opt. Call	AA–	1,326,838
2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured	No Opt. Call	AA–	2,125,780

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured	7/15 at 100.00	AAA	1,028,790

1,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A, 5.500%, 7/01/18 – FGIC Insured	No Opt. Call	AA–	1,135,910

2,700	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 – RAAI Insured	7/09 at 101.00	AA	2,785,887

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999, 6.000%, 7/01/24 – RAAI Insured	7/09 at 102.00	AA	1,292,138

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – FSA Insured	No Opt. Call	AAA	4,628,800

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/14 at 100.00	AA–	1,106,730

550	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1990C, 7.500%, 7/01/10	No Opt. Call	A1	579,271

2,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	A3	2,631,113

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A–	618,788

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,565	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	7/12 at 100.00	A1	$1,609,477

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, College of New Rochelle, Series 1995:
630	6.200%, 9/01/10	9/08 at 100.00	Baa2	631,651
1,000	6.300%, 9/01/15	9/08 at 100.00	Baa2	1,001,880

3,950	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace Mann School, Series 2002, 4.644%, 7/01/41 – MBIA Insured (4)	No Opt. Call	AAA	3,835,906

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,604,732
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	2,005,180

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
2,845	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	AAA	2,795,639
2,000	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	AAA	2,002,680

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
900	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	910,854
1,840	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,671,254

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 – AMBAC Insured	7/12 at 100.00	AAA	1,018,200

	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University, Series 2001A:
3,000	5.500%, 11/01/16 – RAAI Insured	11/11 at 101.00	AA	3,130,020
1,000	5.350%, 11/01/23 – RAAI Insured	11/11 at 101.00	AA	1,016,450

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	412,121

955	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1996, 6.700%, 12/01/20	6/08 at 101.00	BB+	958,295

	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A:
70	5.300%, 8/01/08	No Opt. Call	N/R	70,139
1,000	5.750%, 8/01/28	8/08 at 102.00	N/R	957,930
56,315	Total Education and Civic Organizations			57,279,432
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	432,355
	Financials – 1.0%

500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	AA–	523,075

3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	AA–	3,768,881
3,975	Total Financials			4,291,956
	Health Care – 14.2%

3,500	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	3,415,195

3,300	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc., Series 1997, 5.950%, 2/01/17	8/08 at 101.00	AAA	3,342,042

5,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 1999, 4.750%, 2/15/37	2/17 at 100.00	AA	4,968,650

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
$3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	Baa3	$3,069,780
1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	Baa3	1,784,869

4,400	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	AA	4,455,660

3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20	7/10 at 101.00	Baa1	3,115,590

2,400	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/30	7/11 at 101.00	Ba2	2,286,456

7,465	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	AA	7,644,158

1,650	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 6.500%, 7/01/25	7/10 at 101.00	Baa1	1,707,948

3,205	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured	8/14 at 100.00	AAA	3,515,949

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	579,084

4,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	BB	3,859,520

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,525,170

2,400	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured	8/14 at 100.00	AAA	2,436,912

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	999,950

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
455	4.500%, 2/01/17	No Opt. Call	BBB–	435,417
710	5.250%, 2/01/27	No Opt. Call	BBB–	679,016
635	5.500%, 2/01/32	No Opt. Call	BBB–	604,317

705	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore Health System Obligated Group, Series 2001B, 5.875%, 11/01/11	No Opt. Call	A3	735,061

2,550	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	2,633,640

785	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	B2	768,703

2,125	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	B2	2,097,503

1,380	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds, Series 1993A, 7.600%, 9/01/15	9/08 at 100.00	N/R	1,381,201

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds. Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	BBB+	978,880
500	5.250%, 12/01/32	12/17 at 100.00	BBB+	483,285

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
850	6.000%, 11/01/22	11/12 at 100.00	Baa1	879,206
1,220	5.875%, 11/01/32	11/12 at 100.00	Baa1	1,236,482

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/11 at 101.00	B–	1,012,940
62,110	Total Health Care			62,632,584

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 5.2%

$335	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/10 at 102.00	AAA	$351,971

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	A+	993,940

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A:
2,000	5.500%, 11/01/31	5/11 at 101.00	AA	2,035,820
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,026,520

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)	11/11 at 100.00	AA	1,991,680

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	915,569
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	451,076

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	2,037,560

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,492,500

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	680,078

1,900	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – FSA Insured	11/08 at 100.00	AAA	1,903,667

1,860	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,821,182

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/11 at 100.00	Aa1	999,910

1,220	Tonawanda Housing Authority, New York, Housing Revenue Bonds, Kibler Senior Housing LP, Series 1999A, 7.750%, 9/01/31	9/09 at 103.00	N/R	988,822

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	8/11 at 102.00	Aaa	3,110,053
22,910	Total Housing/Multifamily			22,800,348
	Housing/Single Family – 1.8%

845	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	818,163

2,375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,197,635

890	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	874,256

615	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/09 at 100.00	Aa1	641,008

1,470	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 95, 5.625%, 4/01/22	4/10 at 100.00	Aa1	1,494,064

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,594,928

280	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum Tax)	10/10 at 100.00	Aaa	280,706
8,135	Total Housing/Single Family			7,900,760
	Long-Term Care – 3.9%

2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%, 2/01/37 – AMBAC Insured	8/08 at 101.00	AAA	2,275,740

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$300	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2001, 5.400%, 2/01/31 – MBIA Insured	2/12 at 101.00	AAA	$307,806

1,590	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	8/08 at 100.00	AAA	1,596,169

1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA	1,149,819

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Aa3	656,650

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured	7/10 at 102.00	BBB–	1,010,290

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	41,970
415	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	333,245

1,320	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center, Series 2001, 5.200%, 12/20/24	12/11 at 101.00	Aaa	1,367,890

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	961,580
1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	1,123,124
800	6.200%, 7/01/33	7/16 at 101.00	N/R	759,656

250	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/11 at 101.00	N/R	260,213

5,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest Residential Healthcare Facility, Series 1997A, 5.800%, 8/01/37	8/08 at 102.00	AAA	5,109,550
16,900	Total Long-Term Care			16,953,702
	Materials – 0.2%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	11/09 at 101.00	BBB	707,182
	Tax Obligation/General – 8.2%

1,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – MBIA Insured	12/15 at 100.00	AAA	1,071,630

5	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/08 at 100.00	AA	5,051

1,650	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	1,793,946

3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	3,207,150

3,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – XLCA Insured	9/15 at 100.00	AA	3,803,136

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	1,883,735

6,500	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	6,724,248

10,000	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	10,455,297

	South Orangetown Central School District, Rockland County, New York, General Obligation Bonds, Series 1990:
390	6.875%, 10/01/08	No Opt. Call	Aa3	395,959
390	6.875%, 10/01/09	No Opt. Call	Aa3	412,055

	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
880	5.250%, 7/01/23	8/08 at 100.00	A3	881,346
750	5.250%, 7/01/24	8/08 at 100.00	A3	751,148

2,150	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%, 10/01/18 – FSA Insured	10/15 at 100.00	Aaa	2,323,441

2,085	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/18 – MBIA Insured	8/15 at 100.00	AAA	2,216,543
34,145	Total Tax Obligation/General			35,924,685

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 16.7%

$1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	Baa1	$945,330

3,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/22	11/13 at 100.00	AAA	3,193,020

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
920	5.700%, 9/01/24	9/11 at 102.00	Baa2	943,800
1,155	5.750%, 9/01/32	9/11 at 102.00	Baa2	1,173,688

375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – FSA Insured	3/15 at 100.00	AAA	396,746

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
4,400	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	4,616,964
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,035,100

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,825	5.750%, 7/01/18	No Opt. Call	AA–	2,119,135
4,400	5.125%, 1/01/29	7/12 at 100.00	AA–	4,483,336

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,527,002

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,900	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	4,061,655
1,930	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,004,537
905	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	933,336

4,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	4,430,376

2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23	2/13 at 100.00	AAA	2,781,967

3,705	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	3,871,873

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured	2/13 at 100.00	AAA	2,075,680

1,000	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	1,003,740

1,180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	1,233,442

5,050	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,312,095

60	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	62,827

5	New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, Series 1995A, 6.375%, 9/15/15	8/08 at 100.00	AA–	5,011

2,100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,156,637

3,125	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – FSA Insured	No Opt. Call	AAA	3,445,906

2,850	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	2,972,949

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	3,442,791
2,755	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	2,867,900
4,945	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	5,145,866

3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	3,156,360

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	AAA	653,750

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$580	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–		$608,455
75,610	Total Tax Obligation/Limited				73,661,274
	Transportation – 11.6%

7,000	Metropolitan Transportation Authority New York, Transportation Revenue Bonds, Series 2006, 5.000%, 11/15/31	11/16 at 100.00	A		7,071,958

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A		1,613,505

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
1,500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA		1,600,800
1,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A		1,022,140

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/08 at 102.00	BB+		342,675

5,265	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA		5,577,952

600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA		619,848

1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)	4/09 at 101.00	AAA		1,009,160

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA–		4,980,800

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,500	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AA–		2,598,800
625	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AA–		642,794

1,150	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516, 11.369%, 8/15/32 – FSA Insured (IF)	8/17 at 100.00	AAA		1,269,186

1,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	6/08 at 100.00	AAA		1,500,000

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/08 at 100.00	CCC+		161,023

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002B, 5.250%, 11/15/19 (UB)	11/12 at 100.00	AA–		15,925,050

1,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19	1/12 at 100.00	Aa2		1,557,720

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA		881,696
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA		2,430,709
48,970	Total Transportation				50,805,816
	U.S. Guaranteed – 14.3% (5)

2,000	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A, 5.750%, 10/01/30 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 100.00	AA	(5)	2,153,860

1,000	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Jamestown Community College, Series 2000A, 6.500%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(5)	1,101,180

1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)	2/13 at 102.00	Aaa		1,691,502

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa		1,383,725

	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities Revenue Bonds, 1999 Resolution, Series 2000B:
2,500	5.750%, 5/15/14 (Pre-refunded 5/15/10) – FSA Insured	5/10 at 101.00	AAA		2,690,425
1,500	5.750%, 5/15/16 (Pre-refunded 5/15/10) – FSA Insured	5/10 at 101.00	AAA		1,614,255
2,000	5.750%, 5/15/17 (Pre-refunded 5/15/10) – FSA Insured	5/10 at 101.00	AAA		2,152,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (5) (continued)

$1,750	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 1999B, 5.625%, 7/01/24 (Pre-refunded 7/01/09)	7/09 at 101.00	A+	(5)	$1,835,015

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)	No Opt. Call	Baa1	(5)	288,944

980	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)	7/10 at 101.00	AAA		1,059,801

855	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	8/08 at 101.00	AAA		869,484

2,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA		2,212,760

685	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA		729,737

965	Nassau County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001B-1, 7.250%, 7/01/16 (Pre-refunded 7/01/11)	7/11 at 101.00	AAA		1,093,953

1,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 1999A, 6.500%, 7/15/27 (Pre-refunded 7/15/09)	7/09 at 101.00	AAA		1,589,985

775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(5)	852,671

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series 319:
3,775	5.875%, 11/01/16 (Pre-refunded 5/01/10) (UB)	5/10 at 101.00	AAA		4,075,075
225	5.875%, 11/01/16 (Pre-refunded 5/01/10) (UB)	5/10 at 101.00	AAA		242,840

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319:
550	13.983%, 11/01/16 (Pre-refunded 5/01/10) (IF)	5/10 at 101.00	AAA		680,735
35	13.983%, 11/01/16 (Pre-refunded 5/01/10) (IF)	5/10 at 101.00	AAA		43,320

140	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A, 8.000%, 5/01/11 (ETM)	No Opt. Call	AAA		152,558

1,520	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Residual Interest Certificates, Series 368, 13.496%, 4/01/14 (Pre-refunded 4/01/10) – FGIC Insured (IF)	4/10 at 101.00	AA	(5)	1,850,205

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2008B:
2,210	5.750%, 4/01/15 (Pre-refunded 4/01/10) – FGIC Insured (UB)	4/10 at 101.00	AA	(5)	2,370,115
3,230	5.750%, 4/01/16 (Pre-refunded 4/01/10) – FGIC Insured (UB)	4/10 at 101.00	AA	(5)	3,464,014

2,415	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, DRIVERS, Series 145, 12.042%, 4/01/17 (Pre-refunded 4/01/10) – AMBAC Insured (IF)	4/10 at 101.00	Aa3	(5)	2,939,949

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2000:
5,000	5.750%, 4/01/16 (Pre-refunded 4/01/10) – AMBAC Insured (UB)	4/10 at 101.00	Aa3	(5)	5,362,250
5,000	5.750%, 4/01/17 (Pre-refunded 4/01/10) – AMBAC Insured (UB)	4/10 at 101.00	Aa3	(5)	5,362,250

2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33 (Pre-refunded 3/15/13)	3/13 at 100.00	AAA		2,179,540

1,420	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2000, 6.625%, 6/15/28 (Pre-refunded 6/15/09)	6/09 at 101.00	BBB–	(5)	1,497,092

2,750	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19) (Pre-refunded 7/15/09)	7/09 at 101.00	AAA		2,902,928

1,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(5)	1,378,588

2,500	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)	7/10 at 101.00	AAA		2,752,550

1,960	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)	2/11 at 100.00	BBB–	(5)	2,161,606
57,480	Total U.S. Guaranteed				62,735,252

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 7.8%

$2,350	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 – FSA Insured	No Opt. Call	AAA	$1,375,902

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 – CIFG Insured	9/13 at 100.00	A+	6,368,940

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	5,657,025
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	1,230,216
215	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	219,691

500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A+	503,605

2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	2,380,056

2,450	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)	10/08 at 102.00	BBB–	2,270,930

3,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured	3/11 at 100.00	AAA	3,527,405

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	1,490,310

200	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/11 at 101.00	Baa2	196,302

3,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	3,058,680

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	553,930

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
1,800	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,708,578
4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	3,552,840

100	Westchester County Industrial Development Agency, Westchester County, New York, Resource Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)	7/08 at 100.00	BBB	100,145
35,235	Total Utilities			34,194,555
	Water and Sewer – 2.9%

2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2003A, 5.375%, 6/15/19	6/12 at 100.00	AA+	2,367,556

4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18	11/12 at 100.00	AAA	4,277,200

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – XLCA Insured	7/15 at 100.00	A–	3,028,057

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,610,759

1,455	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	Aaa	1,548,466
12,150	Total Water and Sewer			12,832,038
$441,870	Total Long-Term Investments (cost $443,473,249) – 102.3%			449,438,457

	Short-Term Investments – 1.1%
$5,000	Erie County Water Authority, New York, Water Revenue Bonds, Variable Rate Demand Obligations, Series 1993A, 1.550%, 12/01/16 – AMBAC Insured (6)		A-1	5,000,000

	Total Short-Term Investments (cost $5,000,000)			5,000,000

	Total Investments (cost $448,473,249) – 103.4%			454,438,457

	Floating Rate Obligations – (6.1)%			(26,800,000)

	Other Assets Less Liabilities – 2.7%			11,987,620

	Net Assets – 100%			$439,626,077

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$450,602,551	$3,835,906	$454,438,457

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance as of February 29, 2008	$3,822,293
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	63,613
Net purchases at cost (sales at proceeds)	(50,000)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance as of May 31, 2008	$3,835,906

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $421,421,404.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$10,505,101
Depreciation	(4,290,737)
Net unrealized appreciation (depreciation) of investments	$6,214,364

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 10.7%

$1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – MBIA Insured	8/08 at 102.00	Aaa	$1,008,720

1,110	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 – AMBAC Insured	8/12 at 101.00	AAA	1,146,808

3,095	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Project, Series 2000A, 5.750%, 8/01/30 – AMBAC Insured	8/10 at 102.00	AAA	3,262,440

4,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – MBIA Insured	No Opt. Call	AAA	4,328,880

2,610	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	2,619,344

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AAA	1,109,730

605	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	A2	616,265

2,890	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 – AMBAC Insured	7/08 at 101.00	Aaa	2,922,513

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/30 – AMBAC Insured	7/11 at 100.00	AAA	1,013,360

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured	No Opt. Call	AA–	1,062,890

1,120	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured	7/15 at 100.00	AAA	1,152,245

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	Baa3	429,071

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 – MBIA Insured	7/11 at 101.00	AAA	1,019,440

655	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A, 5.500%, 7/01/18 – FGIC Insured	No Opt. Call	AA–	744,021

2,660	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured	7/15 at 100.00	AAA	2,717,961

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	BB+	2,298,675

1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	AAA	1,001,340

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	710,316
450	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	455,427
1,710	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,553,176

585	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	Aaa	592,652
31,145	Total Education and Civic Organizations			31,765,274
	Health Care – 13.8%

3,305	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured	8/08 at 101.00	AAA	3,359,268

2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured	8/09 at 101.00	AAA	2,054,780

6,115	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured	8/08 at 101.00	AAA	6,116,589

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	AAA	$1,993,161

1,455	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured	8/17 at 100.00	AAA	1,509,257

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	Baa3	1,917,392

4,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds, United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured	8/08 at 102.00	AAA	4,084,440

2,260	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/29 – MBIA Insured	7/09 at 101.00	AAA	2,280,905

3,125	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 – MBIA Insured	7/09 at 101.00	AAA	3,206,844

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	2,067,420

1,020	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured	8/14 at 100.00	AAA	1,118,960

1,650	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 – MBIA Insured	11/08 at 101.00	AAA	1,674,866

5,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	AAA	5,099,100

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	2,073,180
1,750	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,807,400

735	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series 2007A, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa3	753,992
40,235	Total Health Care			41,117,554
	Housing/Multifamily – 4.8%

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	426,744
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	424,076
4,030	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	4,099,558

754	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	6/08 at 105.00	AAA	793,455

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
4,290	6.100%, 11/01/15 – FSA Insured	11/08 at 100.00	AAA	4,303,042
4,225	6.125%, 11/01/20 – FSA Insured	11/08 at 100.00	AAA	4,233,154
14,099	Total Housing/Multifamily			14,280,029
	Industrials – 0.8%

2,235	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)	1/17 at 100.00	A–	2,116,590
	Long-Term Care – 2.6%

2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 – MBIA Insured	8/10 at 101.00	AAA	2,066,220

3,630	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured	8/11 at 101.00	AAA	3,701,838

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – FSA Insured	7/15 at 100.00	AAA	2,055,020
7,630	Total Long-Term Care			7,823,078

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 12.7%

$1,000	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa3	$1,057,980

2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – MBIA Insured	12/15 at 100.00	AAA	2,143,260

8,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured (UB)	2/17 at 100.00	A	8,518,590

2,250	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 – FGIC Insured	3/12 at 100.00	BBB+	2,341,958

2,000	Monroe-Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	A	1,995,800

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	AAA	586,030
1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	AAA	1,227,914

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 – FGIC Insured	No Opt. Call	Aa2	1,752,919

60	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 – FSA Insured	8/08 at 100.00	AAA	60,192

3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.250%, 8/01/15 – MBIA Insured	8/10 at 101.00	AAA	3,166,080

2,460	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.250%, 11/01/15 – MBIA Insured	11/11 at 101.00	AAA	2,632,372

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
2,500	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	2,672,625
1,050	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,114,880

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	637,350

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/13 – AMBAC Insured	No Opt. Call	AAA	1,107,216
960	6.700%, 2/15/14 – AMBAC Insured	No Opt. Call	AAA	1,128,720
960	6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AAA	1,146,250

	Rondout Valley Central School District, Ulster County, New York, General Obligation Bonds, Series 1991:
550	6.850%, 6/15/09 – FGIC Insured	No Opt. Call	Baa3	577,192
550	6.850%, 6/15/10 – FGIC Insured	No Opt. Call	Baa3	597,795

	Saratoga County, Half Moon, New York, Public Improvement Bonds, Series 1991:
385	6.500%, 6/01/09 – AMBAC Insured	No Opt. Call	AAA	401,108
395	6.500%, 6/01/10 – AMBAC Insured	No Opt. Call	AAA	425,419
395	6.500%, 6/01/11 – AMBAC Insured	No Opt. Call	AAA	436,439

1,985	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	2,125,578
35,775	Total Tax Obligation/General			37,853,667
	Tax Obligation/Limited – 29.1%

80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured	8/10 at 100.00	AAA	82,327

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured	8/14 at 100.00	AAA	1,038,830

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,528,741

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,033,290

	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
6,275	5.250%, 10/01/23 – MBIA Insured	10/12 at 100.00	AAA	6,637,818
875	5.000%, 10/01/30 – MBIA Insured	10/12 at 100.00	AAA	884,109

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,500	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside Hospital, Series 1998, 5.000%, 2/15/25 – MBIA Insured	8/08 at 101.50	AAA	$2,540,000

310	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – FSA Insured	3/15 at 100.00	AAA	327,977

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – FSA Insured	5/18 at 100.00	AAA	1,630,689

1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%, 5/01/19 – FSA Insured	5/12 at 100.00	AAA	1,081,140

1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured	5/14 at 100.00	AAA	1,217,623

5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	5,246,550

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
2,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	2,140,380
1,350	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	1,380,443

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,670	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,739,222
1,225	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,272,310
4,970	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	5,125,611
500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	515,375

3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	3,606,120

1,645	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 – MBIA Insured	11/11 at 101.00	AAA	1,676,255

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:
1,435	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	1,511,916
1,700	5.250%, 8/01/22 – AMBAC Insured	8/12 at 100.00	AAA	1,789,437

1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – MBIA Insured	2/13 at 100.00	AAA	1,400,091

3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured	2/13 at 100.00	AAA	3,113,520

	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
1,330	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	1,345,654
3,170	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	3,181,856

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
1,185	5.250%, 5/15/25 – AMBAC Insured	5/11 at 100.00	AAA	1,220,917
1,250	5.250%, 5/15/26 – AMBAC Insured	5/11 at 100.00	AAA	1,283,300

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series 2004, 5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	AAA	1,041,920

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
5,385	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	6,133,837
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	1,584,315

1,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,558,920

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	4,068,753
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	260,245
5,400	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	5,619,347

1,200	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – FSA Insured	3/15 at 100.00	AAA	1,236,108

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured	6/15 at 100.00	AAA	$693,110

	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
1,525	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA	1,672,437
4,000	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA	4,453,400

1,850	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	A+	1,846,615
82,455	Total Tax Obligation/Limited			86,720,508
	Transportation – 16.6%

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
3,185	5.500%, 11/15/18 – MBIA Insured (UB)	11/12 at 100.00	AA	3,411,008
7,155	5.500%, 11/15/19 – MBIA Insured (UB)	11/12 at 100.00	AA	7,644,831

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	1,613,505

4,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	AAA	4,596,885

295	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AAA	303,316

1,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	1,033,080

580	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	AA–	609,737

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
1,000	5.000%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/08 at 101.00	Baa3	999,010
1,500	5.000%, 4/01/28 – FGIC Insured (Alternative Minimum Tax)	10/08 at 101.00	Baa3	1,441,515

3,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)	4/09 at 101.00	AAA	3,027,480

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	536,665
2,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AA–	2,079,040
1,100	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AA–	1,131,317

900	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516, 11.369%, 8/15/32 – FSA Insured (IF)	8/17 at 100.00	AAA	993,276

3,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	6/08 at 100.00	AAA	3,000,000

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Bonds, Series 2003A:
5,320	5.250%, 11/15/19 – AMBAC Insured (UB)	11/13 at 100.00	AA	5,644,467
5,275	5.250%, 11/15/20 – AMBAC Insured (UB)	11/13 at 100.00	AA	5,583,377

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 – FGIC Insured	1/12 at 100.00	Aa2	2,624,225

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	881,696
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	2,430,709
47,140	Total Transportation			49,585,139
	U.S. Guaranteed – 3.8% (4)

	Camden Central School District, Oneida County, New York, General Obligation Bonds, Series 1991:
600	7.100%, 6/15/09 – AMBAC Insured (ETM)	No Opt. Call	AAA	631,716
275	7.100%, 6/15/10 – AMBAC Insured (ETM)	No Opt. Call	AAA	301,257

245	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded 8/15/09) – FSA Insured	8/09 at 101.00	AAA	256,679

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D:
$35	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa		$37,190
105	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa		111,640

1,350	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 (Pre-refunded 11/01/08) – MBIA Insured	11/08 at 101.00	Aaa		1,380,848

5,280	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A, 0.000%, 7/01/25 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA		5,053,013

1,000	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	AAA		1,126,950

500	Greece Central School District, Monroe County, New York, General Obligation Bonds, School District Bonds, Series 1992, 6.000%, 6/15/09 – FGIC Insured (ETM)	No Opt. Call	A2	(4)	520,860

1,295	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.125%, 7/01/24 – AMBAC Insured (ETM)	8/08 at 101.00	AAA		1,316,782

500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA		553,190

55	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 (Pre-refunded 11/01/11) – MBIA Insured	11/11 at 101.00	Aaa		59,715
11,240	Total U.S. Guaranteed				11,349,840
	Utilities – 6.1%

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – FSA Insured	No Opt. Call	AAA		3,641,400

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA		942,080
2,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA		888,400

1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – FSA Insured	9/11 at 100.00	AAA		1,538,700

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,300	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–		3,394,215
6,400	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–		6,539,647

250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A+		251,803

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 – MBIA Insured (Alternative Minimum Tax)	3/09 at 102.00	AAA		1,006,520
22,450	Total Utilities				18,202,765
	Water and Sewer – 3.4%

405	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured	6/10 at 101.00	AAA		436,189

3,340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured	6/15 at 100.00	AAA		3,458,102

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – MBIA Insured	6/16 at 100.00	AAA		2,163,877

15	New York State Environmental Facilities Corporation, State Water Pollution Control Revolving Fund Pooled Revenue Bonds, Series 1990C, 7.200%, 3/15/11 – MBIA Insured	9/08 at 100.00	AAA		15,059

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – MBIA Insured	6/15 at 100.00	AAA		4,121,400
9,865	Total Water and Sewer				10,194,627
$304,269	Total Long-Term Investments (cost $304,860,139) – 104.4%				311,009,071

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Short-Term Investments – 1.1%

$3,200	Erie County Water Authority, New York, Water Revenue Bonds, Variable Rate Demand Obligations, Series 1993A, 1.550%, 12/01/16 – AMBAC Insured (5)		A-1	$3,200,000

	Total Short-Term Investments (cost $3,200,000)			3,200,000

	Total Investments (cost $308,060,139) – 105.5%			314,209,071

	Floating Rate Obligations – (6.6)%			(19,735,000)

	Other Assets Less Liabilities – 1.1%			3,401,593

	Net Assets – 100%			$297,875,664

As of May 31, 2008, the Fund primarily invested in bonds that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$314,209,071	$—	$314,209,071

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $288,293,990.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$8,165,187
Depreciation	(1,985,659)
Net unrealized appreciation (depreciation) of investments	$6,179,528

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 4.1%

$300	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2001A, 9.750%, 1/01/26	1/11 at 100.00	N/R	$300,186

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	BB–	840,600

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	973,780

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	504,350

420	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	397,312
3,220	Total Consumer Discretionary			3,016,228
	Consumer Staples – 3.5%

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	N/R	765,680

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,100	5.750%, 6/01/47	6/17 at 100.00	BBB	960,014
250	5.125%, 6/01/47	6/17 at 100.00	BBB	195,728

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
50	5.000%, 6/01/37	6/14 at 100.00	BBB	40,432
750	5.125%, 6/01/46	6/14 at 100.00	BBB	588,098
3,150	Total Consumer Staples			2,549,952
	Education and Civic Organizations – 12.2%

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	936,827

75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35 (4)	10/15 at 100.00	A3	73,463

100	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	99,845

1,165	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/30	1/15 at 100.00	BBB–	1,050,364

1,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	895,770

1,000	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	1,014,830

1,065	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	913,813

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	169,962

400	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	330,164

100	California Statewide Community Development Authority, Revenue Bonds, Viewpoint School, Series 2004, 5.000%, 10/01/28 – ACA Insured	10/14 at 100.00	BBB	91,011

1,100	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005, 5.000%, 8/15/25	8/15 at 100.00	N/R	1,031,657

200	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	175,916

600	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	506,436

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$110	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R	$96,284

100	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	95,915

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BB	57,827

400	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	361,788

1,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	943,029
9,805	Total Education and Civic Organizations			8,844,901
	Energy – 0.6%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	432,355
	Health Care – 16.0%

50	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	48,008

1,425	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/08 at 100.00	BB	1,387,193

500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Residual Trust 2061, 12.200%, 11/15/46 (IF)	11/16 at 100.00	Aa3	497,105

1,500	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	Baa2	1,342,783

1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	853,000

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	1,016,490

1,500	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	1,243,950

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
100	5.250%, 7/01/24	7/15 at 100.00	BBB+	99,565
750	5.250%, 7/01/30	7/15 at 100.00	BBB+	715,103
15	5.250%, 7/01/35	7/15 at 100.00	BBB+	14,212
50	5.000%, 7/01/39	7/15 at 100.00	BBB+	44,728

2,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2708, 15.290%, 11/15/48 (IF)	5/18 at 100.00	AA–	1,975,480

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 15.140%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	1,114,380

200	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	188,182

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	90,924

1,000	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	N/R	914,810

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	55,673
12,250	Total Health Care			11,601,586

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 9.8%

$1,400	California Mobile Home Park Financing Authority, Union City Tropics Mobile Home Park Revenue Bonds, Series 2006A, 5.000%, 12/15/41	12/16 at 100.00	BBB+	$1,226,876

200	California Mobile Home Park Financing Authority, Union City Tropics Mobile Home Park Subordinate Revenue Bonds, Series 2006B, 5.375%, 12/15/31	12/16 at 100.00	N/R	181,192

900	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	797,688

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	903,970

760	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Refunding, Series 2007A, 5.000%, 12/15/37	12/17 at 100.00	A–	686,888

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.000%, 5/15/31	5/16 at 100.00	BBB–	889,300

100	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41	5/16 at 100.00	N/R	94,240

120	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	121,553

1,250	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007, 5.000%, 12/15/33	12/12 at 100.00	A+	1,070,975

750	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	Aa3	702,233

500	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	453,690
7,980	Total Housing/Multifamily			7,128,605
	Housing/Single Family – 2.5%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	Aa2	448,335

1,000	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008K, 5.600%, 8/01/38 (Alternative Minimum Tax)	8/17 at 100.00	Aa2	1,000,340

500	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021, 10.237%, 8/01/31 (Alternative Minimum Tax) (IF)	2/16 at 100.00	AA–	357,345
2,000	Total Housing/Single Family			1,806,020
	Industrials – 5.9%

90	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1989, 6.750%, 9/01/19 (Alternative Minimum Tax)	9/08 at 100.00	N/R	89,602

680	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/08 at 100.00	BB–	651,202

150	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB+	145,121

565	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	515,681

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	BBB	438,960

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	852,630

250	California Statewide Communities Development Authority, Sewer and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch Project, Series 2007, 4.800%, 9/01/46 (Alternative Minimum Tax)	3/12 at 100.00	A	211,580

265	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	220,316

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials (continued)

$100	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	$89,247

400	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.200%, 4/01/18 (Alternative Minimum Tax)	4/12 at 100.00	B+	359,780

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)	7/17 at 102.00	N/R	699,630
4,750	Total Industrials			4,273,749
	Long-Term Care – 1.2%

40	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation Refunding, American Baptist Homes of the West, Series 1998A, 6.200%, 10/01/27	10/08 at 101.00	BBB–	40,312

1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	804,280

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	50,951
1,090	Total Long-Term Care			895,543
	Tax Obligation/General – 1.1%

400	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	356,276

500	Guam, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	B	452,900
900	Total Tax Obligation/General			809,176
	Tax Obligation/Limited – 45.4%

	ABAG Finance Authority for Non-Profit Corporations, California, Community Facilities District 2006-1 Rincon Hills Special Tax Bonds, Series 2006A:
100	5.200%, 9/01/26	9/16 at 100.00	N/R	90,418
1,000	5.250%, 9/01/36	9/16 at 100.00	N/R	868,610

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	855,440

100	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A, 5.600%, 9/01/25	9/15 at 102.00	N/R	94,628

300	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.050%, 9/01/37	9/08 at 103.00	N/R	250,317

1,000	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R	916,480

7,475	Calabasas, California, Certificates of Participation, Series 2006, 4.500%, 12/01/41 – AMBAC Insured (UB)	12/16 at 100.00	AA	6,916,169

150	Calaveras County Community Facilities District 2, California, Special Tax Bonds, Saddle Creek, Series 2006, 5.000%, 9/01/26	9/08 at 103.00	N/R	130,850

1,200	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01, Series 2005A, 5.200%, 9/02/35	9/12 at 100.00	N/R	1,052,220

135	Carson Public Financing Authority, California, Reassessment Revenue Bonds, Series 2006B, 5.000%, 9/02/31	3/17 at 100.00	N/R	114,514

240	Chino Hills, California, Certificates of Participation, Civic Center Interim Financing Project, Series 2007, 5.000%, 9/01/26 (4)	8/08 at 100.00	A	239,698

125	Corona, California, Community Facilities District 2003-2, Special Tax Bonds, Highlands Collection, Series 2006, 5.150%, 9/01/26	9/16 at 100.00	N/R	111,705

500	Dinuba Financing Authority, California, Measure R Road Improvement Lease Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	450,490

200	Eastern California Municipal Water District, Community Facilities District 2005-40 Mahogany Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/08 at 102.00	N/R	168,284

100	Eastern Municipal Water District, California, Community Facility District No 2004-34, Faircrest, Special Tax Bonds, Series 2006, 5.250%, 9/01/36	3/17 at 100.00	N/R	87,457

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$100	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/08 at 102.00	N/R	$86,794

50	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	41,637

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/08 at 103.00	N/R	501,095

500	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series 2007B, 5.200%, 9/01/32	9/17 at 100.00	N/R	429,555

1,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45	6/15 at 100.00	A	1,116,264

1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/08 at 103.00	N/R	916,020

200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	167,196

300	Hesperia Unified School District, San Bernardino County, California, Community Facilities District 2006-5 Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	245,247

485	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/08 at 103.00	N/R	502,135

125	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	110,266

200	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facility District 2003-2, Improvement Area A, 5.000%, 9/01/36	9/14 at 102.00	N/R	163,944

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/08 at 103.00	N/R	111,638

620	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark Highlands Project, Series 2006, 5.300%, 9/01/38	9/16 at 100.00	N/R	525,227

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	54,973

1,000	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	817,490

125	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B, 5.450%, 9/01/38	9/16 at 100.00	N/R	109,416

1,500	Oceanside, California, Community Facilities District 2006-1, Pacific Coast Business Park, Special Tax Bonds, Series 2008, 6.250%, 9/01/38	9/18 at 100.00	N/R	1,494,763

1,100	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Vally Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	1,104,565

500	Perris Public Financing Authority, California, Local Agency Revenue Bonds, Series 2007D, 5.800%, 9/01/38	9/08 at 103.00	N/R	451,745

600	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/37	9/08 at 103.00	N/R	481,146

750	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/12 at 100.00	BBB–	683,498

125	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 6, Improvement Area B, Series 2005, 5.125%, 9/01/36	9/15 at 100.00	N/R	111,824

1,000	Rancho Santa Fe Community Services District, California, Community Facilities District 1, Special Tax Bonds, Series 2007, 5.125%, 9/01/30	9/15 at 102.00	N/R	872,710

125	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	104,091

1,275	Roseville Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	1,064,612

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$415	Roseville, California, Special Tax Bonds, Community Facilities District 1 – The Fountains, Series 2008, 6.125%, 9/01/38	9/18 at 100.00	N/R	$395,516

425	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.250%, 9/01/25	9/15 at 100.00	N/R	375,764

125	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	N/R	102,898

1,000	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	929,780

466	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	12/08 at 100.00	N/R	445,585

100	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	84,574

2,750	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Bonds, Youth Services Campus Project, Adjustable Rate Series 2003C, 3.909%, 7/15/36 – AMBAC Insured (5)	No Opt. Call	AAA	2,585,651

700	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005, 5.050%, 9/01/30	9/15 at 100.00	N/R	594,125

1,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2001-1 Special Tax Bonds, Series 2007A, 5.625%, 9/01/37	9/17 at 100.00	N/R	901,010

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	441,665

800	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2007A, 5.250%, 8/01/09	2/09 at 100.00	N/R	801,776

300	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	245,916

390	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	345,154

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	113,303
36,306	Total Tax Obligation/Limited			32,977,848
	Transportation – 1.3%

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	33,432
45	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	40,665

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/14 at 102.00	N/R	249,480
275	6.500%, 7/01/27 (Alternative Minimum Tax)	7/14 at 102.00	N/R	273,672

250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	6/10 at 100.00	CCC+	169,428

15	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)	6/08 at 100.00	CCC+	10,069

245	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/08 at 100.00	CCC+	157,802
1,115	Total Transportation			934,548
	U.S. Guaranteed – 0.0% (6)

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1:
10	6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	11,009
15	6.625%, 6/01/40 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	17,144
25	Total U.S. Guaranteed			28,153

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 1.3%

$500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	$450,490

500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	529,853
1,000	Total Water and Sewer			980,343
$84,091	Total Investments (cost $81,737,709) – 104.9%			76,279,007

	Floating Rate Obligations – (7.7)%			(5,605,000)

	Other Assets Less Liabilities – 2.8%			2,013,159

	Net Assets – 100%			$72,687,166

Futures Contracts outstanding at May 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at May 31, 2008	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	Short	(100)	9/08	$(11,350,000)	$92,270

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Portion of investment, with an aggregate market value of $158,356, has been pledged to collateralize the net payment obligations under futures contracts.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

N/R	Not rated.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$73,693,356	$2,585,651	$76,279,007
Derivatives*	92,270	—	—	92,270
Total	$92,270	$73,693,356	$2,585,651	$76,371,277
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance as of February 29, 2008	$2,824,996
Gains (losses):
Net realized gains (losses)	18
Net change in unrealized appreciation (depreciation)	(164,363)
Net purchases at cost (sales at proceeds)	(75,000)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance as of May 31, 2008	$2,585,651

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $76,121,125.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$465,772
Depreciation	(5,913,264)
Net unrealized appreciation (depreciation) of investments	$(5,447,492)

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.0%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa3	$3,325,070

560	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	516,964

3,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BBB	3,054,590

12,135	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	7,224,815
19,695	Total Consumer Staples			14,121,439
	Education and Civic Organizations – 4.6%

1,775	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A, 5.000%, 10/01/33 – MBIA Insured	10/15 at 100.00	Aaa	1,817,565

150	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	146,925

	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
105	5.000%, 11/01/21	11/15 at 100.00	A2	108,090
135	5.000%, 11/01/25	11/15 at 100.00	A2	136,663

2,960	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	BBB–	2,608,234

2,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	AAA	2,565,300

5,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 – MBIA Insured	11/15 at 100.00	AAA	5,137,000

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/26	6/08 at 104.00	N/R	1,552,185

2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	1,779,300
16,125	Total Education and Civic Organizations			15,851,262
	Health Care – 23.0%

3,080	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/08 at 100.00	BB	2,998,288

5,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Catholic Healthcare West, Series 1994-5, 5.000%, 7/01/14 – MBIA Insured	8/08 at 100.00	AAA	5,004,800

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006:
1,360	5.000%, 4/01/37	4/16 at 100.00	A+	1,308,701
4,500	5.250%, 3/01/45	3/16 at 100.00	A+	4,416,930

565	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Residual Trust 2061, 12.200%, 11/15/46 (IF)	11/16 at 100.00	Aa3	561,729

10,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – MBIA Insured	11/16 at 100.00	AAA	10,165,299

2,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	Baa2	1,790,380

1,960	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	1,877,621

7,740	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/23	4/13 at 100.00	A+	8,144,569

6,040	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AAA	6,325,450

4,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37	10/17 at 100.00	A+	3,885,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB+	$953,470

3,670	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB+	3,582,874

3,955	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	3,774,098

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,619,667

4,170	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	3,874,013

8,290	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	8,631,381

5,990	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation, Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – MBIA Insured	7/15 at 102.00	Aaa	5,996,290

4,500	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	A3	4,307,625

1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	N/R	947,240
80,435	Total Health Care			80,166,265
	Housing/Multifamily – 2.2%

1,950	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30 (Mandatory put 8/15/08)	No Opt. Call	BBB	1,953,237

2,000	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project, Series 1999A, 5.900%, 3/20/29	3/09 at 102.00	N/R	1,940,400

2,000	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/08 at 102.00	N/R	1,948,360

1,620	Stanton, California, Multifamily Housing Revenue Bonds, Continental Gardens Apartments, Series 1997, 5.625%, 8/01/29 (Mandatory put 8/01/09) (Alternative Minimum Tax)	8/08 at 101.00	AAA	1,646,957
7,570	Total Housing/Multifamily			7,488,954
	Housing/Single Family – 2.1%

410	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Aa2	417,208

5,900	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Lehman Municipal Trust Receipts K43W, 9.463%, 8/01/26 (Alternative Minimum Tax) (IF)	2/16 at 100.00	Aa2	4,554,977

40	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1997A, 7.000%, 9/01/29 (Alternative Minimum Tax)	No Opt. Call	AAA	40,764

2,440	California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2007C, 5.400%, 8/01/35 (Alternative Minimum Tax)	2/17 at 104.00	Aaa	2,366,800
8,790	Total Housing/Single Family			7,379,749
	Industrials – 1.0%

750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB+	725,603

3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	2,738,130
3,750	Total Industrials			3,463,733

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 2.4%

	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
$1,850	5.400%, 8/15/24	8/14 at 100.00	A+	$1,903,946
2,130	5.600%, 8/15/34	8/14 at 100.00	A+	2,169,448

4,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/08 at 101.00	BBB–	4,261,943
8,230	Total Long-Term Care			8,335,337
	Tax Obligation/General – 13.2%

1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006B, 5.250%, 8/01/30 – FGIC Insured	8/16 at 100.00	A–	1,454,298

10,000	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/15 – FSA Insured (UB)	No Opt. Call	AAA	11,542,600

	California, General Obligation Bonds, Series 2004:
2,500	5.000%, 2/01/20	2/14 at 100.00	A+	2,583,125
1,000	5.000%, 4/01/21	4/14 at 100.00	A+	1,029,910
6,000	5.125%, 4/01/23	4/14 at 100.00	A+	6,180,900

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 – FGIC Insured	7/14 at 100.00	A–	1,115,130
1,500	5.500%, 7/01/24 – FGIC Insured	7/14 at 100.00	A–	1,672,695

	Glendora Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006A:
1,475	5.250%, 8/01/22 – MBIA Insured	8/16 at 100.00	AAA	1,568,486
1,120	5.250%, 8/01/25 – MBIA Insured	8/16 at 100.00	AAA	1,179,954

	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2005B:
5,080	5.000%, 8/01/21 – FGIC Insured	8/15 at 100.00	AA	5,653,532
2,350	5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AA	2,615,315

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured	9/13 at 100.00	A1	2,053,720

1,350	Riverside Community College District, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	1,434,740

275	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	283,500

2,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series 2000B, 5.125%, 7/01/22 – MBIA Insured	7/10 at 100.00	AAA	2,104,780

1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	1,409,186

2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2003B, 5.000%, 8/01/20 – FSA Insured	8/11 at 101.00	AAA	2,102,640
42,430	Total Tax Obligation/General			45,984,511
	Tax Obligation/Limited – 22.2%

3,000	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – MBIA Insured	8/16 at 100.00	AAA	3,033,900

525	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	569,615

350	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	Baa3	352,727

4,100	Gilroy Unified School District, Santa Clara County, California, Certificates of Participation, Series 2008, 5.250%, 4/01/28 – AGC Insured	4/18 at 100.00	Aaa	4,288,846

2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	Aaa	2,412,275

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – XLCA Insured	9/15 at 100.00	A–	1,997,188

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
$180	5.000%, 9/01/26	9/16 at 100.00	N/R	$161,563
420	5.125%, 9/01/36	9/16 at 100.00	N/R	370,495

1,905	La Mirada Redevelopment Agency, California, Special Tax Refunding Bonds, Community Facilities District 89-1, Civic Theatre Project, Series 1998, 5.700%, 10/01/20	10/08 at 102.00	N/R	1,905,000

2,500	Lancaster Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Combined Redevelopment Project Areas, Series 2003B, 5.000%, 8/01/34 – FGIC Insured	8/13 at 100.00	A	2,496,200

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – XLCA Insured	12/14 at 100.00	A	1,902,164

1,120	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004, 5.000%, 12/01/23 – XLCA Insured	12/14 at 100.00	A	1,139,264

630	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	Aaa	628,992

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 – FSA Insured	9/13 at 100.00	AAA	2,586,100

995	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	9/08 at 103.00	N/R	999,885

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2004:
805	5.550%, 9/01/29	9/14 at 100.00	N/R	734,635
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,138,325

7,100	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – MBIA Insured	8/17 at 100.00	AAA	7,182,857

575	Ontario, California, Assessment District 100C Limited Obligation Improvement Bonds, California Commerce Center Phase III, Series 1991, 8.000%, 9/02/11	9/08 at 103.00	N/R	597,402

1,600	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AS, 5.000%, 2/01/31 – AMBAC Insured	2/17 at 100.00	AA	1,612,208

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – MBIA Insured	6/17 at 100.00	AAA	1,168,377

2,000	Poway, California, Community Facilities District 88-1, Special Tax Refunding Bonds, Parkway Business Centre, Series 1998, 6.750%, 8/15/15	8/08 at 102.00	N/R	2,047,400

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/08 at 100.00	N/R	1,646,941

305	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – XLCA Insured	9/15 at 100.00	A–	304,076

380	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AAA	385,677

1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	AAA	1,073,440

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	AA–	548,635

995	Sacramento County, Laguna, California, Special Tax Refunding Bonds, Community Facilities District 1 – Laguna Creek Ranch, Series 1997, 5.700%, 12/01/20	6/08 at 102.00	N/R	986,324

2,880	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention Center, Series 2004, 5.250%, 7/01/24 – AMBAC Insured	7/11 at 102.00	AAA	2,995,142

7,090	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/08 at 101.00	A	7,242,576

2,805	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%, 6/01/21 – MBIA Insured	6/15 at 100.00	AAA	2,974,506

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	AAA	1,498,920

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$4,000	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	7/08 at 100.50	A		$4,026,640

1,025	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%, 9/01/23 – FGIC Insured	9/14 at 100.00	A		1,056,837

6,700	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	Baa3		6,608,813

2,500	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.250%, 4/01/27 – AGC Insured	4/18 at 100.00	AAA		2,627,250

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R		1,903,420

835	Vallejo Public Financing Authority, California, Limited Obligation Revenue Refinancing Bonds, Fairground Drive Assessment District 65, Series 1998, 5.700%, 9/02/11	No Opt. Call	N/R		849,830

1,120	Washington Unified School District, Yolo County, California, Certificates of Participation, Series 2007, 5.125%, 8/01/37 – AMBAC Insured	8/17 at 100.00	AAA		1,123,987
76,435	Total Tax Obligation/Limited				77,178,432
	Transportation – 3.7%

2,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/28	1/14 at 101.00	BBB–		2,549,498

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R		272,235
220	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R		198,805

	Port of Oakland, California, Revenue Bonds, Series 2000K:
2,000	5.500%, 11/01/09 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	A+		2,051,900
4,000	5.750%, 11/01/29 – FGIC Insured (Alternative Minimum Tax)	5/10 at 100.00	A+		4,027,160

550	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative Minimum Tax)	5/09 at 101.00	AAA		527,357

3,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series, Issue 34E, 5.750%, 5/01/25 – FSA Insured (Alternative Minimum Tax)	5/18 at 100.00	AAA		3,191,040
12,805	Total Transportation				12,817,995
	U.S. Guaranteed – 9.9% (4)

3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2001D, 5.000%, 4/01/16 (Pre-refunded 4/01/11)	4/11 at 100.00	AA	(4)	3,200,190

4,200	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		4,589,130

3,115	California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects, Series 2000C, 6.750%, 6/01/30 (ETM)	6/10 at 101.00	Baa3	(4)	3,330,091

3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – FSA Insured (ETM)	No Opt. Call	AAA		3,295,080

3,125	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment Communities Development, Series 1998A, 5.100%, 5/15/25 (Pre-refunded 7/01/08)	7/08 at 101.00	N/R	(4)	3,164,125

1,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001, 5.625%, 2/01/21 (Pre-refunded 2/01/11)	2/11 at 101.00	AAA		1,087,660

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	N/R	(4)	2,880,200

1,035	Escondido Union School District, San Diego County, California, General Obligation Bonds, Series 2002A, 5.250%, 8/01/23 (Pre-refunded 8/01/12) – FSA Insured	8/12 at 100.00	AAA		1,131,193

4,665	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		5,135,559

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$2,070	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA		$2,513,580

1,400	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A+	(4)	1,531,376

2,475	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) – MBIA Insured	5/12 at 100.00	AAA		2,693,567
31,585	Total U.S. Guaranteed				34,551,751
	Utilities – 6.5%

2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18 (5)	6/08 at 100.50	N/R		2,272,016

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1:
5,000	5.250%, 7/01/15	7/11 at 100.00	AA–		5,313,150
10,000	5.250%, 7/01/21 – FSA Insured	7/11 at 100.00	AAA		10,462,698

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA		520,570

615	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – XLCA Insured	9/15 at 100.00	A–		615,689

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3		3,566,570
22,030	Total Utilities				22,750,693
	Water and Sewer – 7.4%

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA		2,098,360

1,680	Castaic Lake Water Agency, California, Certificates of Participation, Series 2004A, 5.000%, 8/01/20 – AMBAC Insured	8/14 at 100.00	AAA		1,748,678

1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – MBIA Insured	9/16 at 100.00	AAA		1,264,225

5,000	Fortuna Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 10/01/36 – FSA Insured	10/16 at 100.00	AAA		5,143,850

455	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – MBIA Insured	4/16 at 100.00	AAA		459,969

4,250	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds, Series 2001A, 5.125%, 7/01/41	7/11 at 100.00	AA		4,313,325

435	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – MBIA Insured	6/16 at 100.00	AAA		437,279

1,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 – MBIA Insured	10/14 at 100.00	AAA		1,544,190

1,190	Pasadena, California, Water Revenue Refunding Bonds, Series 2003, 5.000%, 6/01/20 – FGIC Insured	6/13 at 100.00	AA		1,237,731

1,770	Pomona Public Finance Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	AAA		1,804,373

4,625	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		4,901,159

625	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 – FGIC Insured	6/16 at 100.00	AA		640,319
24,780	Total Water and Sewer				25,593,458
$354,660	Total Long-Term Investments (cost $355,787,617) – 102.2%				355,683,579

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Ratings (3)	Value

	Short-Term Investments – 0.1%

$200	California Statewide Communities Development Authority, Revenue Bonds, Children’s Hospital of Los Angeles, Auction Rate Reset Securities, Variable Rate Demand Obligations, Series 2002B, 2.750%, 8/15/32 – AMBAC Insured (6)	AAA	$200,000

	Total Short-Term Investments (cost $200,000)		200,000

	Total Investments (cost $355,987,617) – 102.3%		355,883,579

	Floating Rate Obligations – (1.9)%		(6,665,000)

	Other Assets Less Liabilities – (0.4)%		(1,330,000)

	Net Assets – 100%		$347,888,579

Forward Swaps outstanding at May 31, 2008:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Citigroup Inc.	$11,000,000	Receive	3-Month USD-LIBOR	5.325%	Semi-Annually	7/29/09	7/29/38	$(114,037)

USD-LIBOR	(United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of the Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently the Fund continues to accrue interest on this obligation.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$355,883,579	$—	$355,883,579
Derivatives*	—	(114,037)	—	(114,037)
Total	$—	$355,769,542	$—	$355,769,542
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $349,286,710.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$7,319,332
Depreciation	(7,386,758)
Net unrealized appreciation (depreciation) of investments	$(67,426)

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 5.4%

$2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)	9/08 at 102.00	Aaa	$2,151,584

2,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	AAA	2,565,300

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	AAA	2,313,473

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured	11/11 at 101.00	AAA	5,040,900
11,875	Total Education and Civic Organizations			12,071,257
	Health Care – 12.7%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – FSA Insured	7/08 at 102.00	AAA	2,039,540

2,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	2,453,850

5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – MBIA Insured	11/16 at 100.00	AAA	5,082,650

4,000	California Statewide Community Development Authority, Certificates of Participation, Sutter Health Obligated Group, Series 1999, 5.500%, 8/15/31 – FSA Insured	8/09 at 101.00	AAA	4,118,520

4,170	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	3,874,013

5,685	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	5,919,108

5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%, 7/15/37 – AMBAC Insured	7/17 at 100.00	Aaa	5,121,200
28,355	Total Health Care			28,608,881
	Housing/Multifamily – 4.1%

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA	4,153,248

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	AAA	3,873,310

1,285	Santa Cruz County Housing Authority, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Northgate Apartments, Series 1999A, 5.500%, 7/20/40 (Alternative Minimum Tax)	7/09 at 102.00	AAA	1,282,983
9,330	Total Housing/Multifamily			9,309,541
	Housing/Single Family – 5.9%

	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A:
3,500	5.300%, 12/01/21 – AMBAC Insured	6/12 at 101.00	AAA	3,681,230
5,000	5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	AAA	5,206,650

350	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Aa2	356,153

1,525	California Rural Home Mortgage Finance Authority, FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative Minimum Tax)	6/12 at 101.00	Aaa	1,553,304

2,440	California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2007C, 5.400%, 8/01/35 (Alternative Minimum Tax)	2/17 at 104.00	Aaa	2,366,800
12,815	Total Housing/Single Family			13,164,137
	Tax Obligation/General – 18.8%

	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A:
1,425	5.250%, 8/01/20 – MBIA Insured	8/14 at 100.00	AAA	1,543,318
1,570	5.250%, 8/01/21 – MBIA Insured	8/14 at 100.00	AAA	1,692,554

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – FSA Insured	8/16 at 100.00	AAA	$7,128,458

2,040	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/23 – FGIC Insured	8/15 at 100.00	A+	2,085,472

1,365	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 5.250%, 9/01/20 – FGIC Insured	9/14 at 100.00	A+	1,462,857

1,610	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series 2002, 5.250%, 8/01/23 – FSA Insured	8/12 at 101.00	AAA	1,712,718

1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 – FGIC Insured	8/12 at 101.00	Aa3	1,030,440

	Glendora Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006A:
1,900	5.250%, 8/01/24 – MBIA Insured	8/16 at 100.00	AAA	2,008,376
1,000	5.250%, 8/01/25 – MBIA Insured	8/16 at 100.00	AAA	1,053,530

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1998A:
2,650	0.000%, 8/01/19 – MBIA Insured	8/13 at 68.56	AA	1,422,759
2,755	0.000%, 8/01/20 – MBIA Insured	8/13 at 63.85	AA	1,368,877

2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/22 – FSA Insured	8/14 at 100.00	AAA	2,642,075

	Imperial Community College District, Imperial County, California, General Obligation Bonds, Series 2005:
1,330	5.000%, 8/01/23 – FGIC Insured	8/14 at 100.00	A2	1,355,589
1,510	5.000%, 8/01/24 – FGIC Insured	8/14 at 100.00	A2	1,534,447

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FGIC Insured	8/13 at 100.00	A	1,504,107

2,405	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – FGIC Insured	7/14 at 101.00	A3	2,407,742

270	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	278,346

1,590	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured	7/15 at 100.00	Aaa	1,646,493

4,070	San Benito Health Care District, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – XLCA Insured	7/14 at 101.00	A–	4,025,841

1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FSA Insured	8/14 at 100.00	AAA	1,050,400

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – MBIA Insured	No Opt. Call	AA	2,276,139

1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	A–	1,030,680
44,390	Total Tax Obligation/General			42,261,218
	Tax Obligation/Limited – 20.5%

1,915	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – MBIA Insured	8/16 at 100.00	AAA	1,936,640

315	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – MBIA Insured	No Opt. Call	AAA	351,877

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	AAA	1,640,022

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – FSA Insured	8/11 at 101.00	AAA	2,339,933

1,960	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/13 at 100.00	AAA	2,017,879

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

May 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$335	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	Baa3	$337,610

960	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	AAA	948,125

1,400	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 5.000%, 9/01/29 – MBIA Insured	9/15 at 100.00	AAA	1,405,810

2,285	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 5.000%, 10/01/21 – MBIA Insured	10/14 at 100.00	AAA	2,407,864

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 – FSA Insured	10/14 at 100.00	AAA	1,227,186

2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	Aaa	2,412,275

1,840	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – XLCA Insured	9/16 at 100.00	A–	1,858,455

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	AAA	4,521,202

1,830	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	Aaa	1,827,072

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – FSA Insured	12/14 at 100.00	AAA	1,055,590

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 – MBIA Insured	No Opt. Call	AA	5,976,869

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – MBIA Insured	6/17 at 100.00	AAA	1,168,377

290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – XLCA Insured	9/15 at 100.00	A–	289,121

8,000	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 – MBIA Insured	6/12 at 101.00	AAA	8,259,199

360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AAA	365,378

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1 - Woodcreek West, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	AAA	3,583,389
53,395	Total Tax Obligation/Limited			45,929,873
	Transportation – 10.7%

18,220	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A, 0.000%, 10/01/35 – MBIA Insured	No Opt. Call	AA	4,049,395

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – MBIA Insured	1/10 at 100.00	AAA	6,331,844

3,255	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40 – MBIA Insured	1/10 at 101.00	AAA	3,308,935

2,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured (Alternative Minimum Tax)	5/10 at 100.00	A+	2,013,580

625	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 – FGIC Insured	5/10 at 101.00	A1	640,894

5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AAA	4,953,750

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/08 at 101.00	AAA	1,292,851

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 – FSA Insured (Alternative Minimum Tax)	7/08 at 102.00	AAA		$1,348,644
38,210	Total Transportation				23,939,893
	U.S. Guaranteed – 7.5% (4)

620	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA		703,316

3,200	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA		3,425,632

3,305	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002C, 5.200%, 8/01/32 – FGIC Insured (ETM)	8/10 at 102.00	A	(4)	3,371,695

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%, 1/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AAA		5,432,700

625	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A, 5.125%, 7/01/23 (Pre-refunded 7/01/08) – MBIA Insured	7/08 at 101.00	AAA		632,756

3,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured	1/10 at 100.00	AAA		3,178,860
15,750	Total U.S. Guaranteed				16,744,959
	Utilities – 6.4%

5,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)	4/11 at 102.00	AAA		5,192,250

1,000	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California Edison Company, Series 1999B, 5.450%, 9/01/29 – MBIA Insured	9/09 at 101.00	AAA		1,027,740

595	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – XLCA Insured	9/15 at 100.00	A–		595,666

2,875	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A, 5.125%, 7/01/23 – MBIA Insured	7/08 at 101.00	AAA		2,906,798

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 –AMBAC Insured (Alternative Minimum Tax)	8/12 at 100.00	AAA		1,954,193

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA		2,799,414
14,120	Total Utilities				14,476,061
	Water and Sewer – 6.3%

3,070	California Special District Finance Program, Certificates of Participation, Water and Wastewater Revenue Bonds, Jurupa Community Services District, Series 2001NN, 5.250%, 9/01/32 – MBIA Insured	9/10 at 100.00	AAA		3,126,826

1,000	Fortuna Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 10/01/36 – FSA Insured	10/16 at 100.00	AAA		1,028,770

400	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – MBIA Insured	4/16 at 100.00	AAA		404,368

6,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 – FGIC Insured	8/13 at 100.00	AAA		6,059,459

1,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2005B, 5.000%, 8/15/24 – MBIA Insured	2/15 at 100.00	AAA		1,033,290

2,500	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%, 9/01/30 – MBIA Insured	3/15 at 100.00	AAA		2,521,200
13,970	Total Water and Sewer				14,173,913
$242,210	Total Investments (cost $216,401,087) – 98.3%				220,679,733

	Other Assets Less Liabilities – 1.7%				3,745,524

	Net Assets – 100%				$224,425,257

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

May 31, 2008

As of May 31, 2008, the Fund primarily invested in bonds that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(ETM)	Escrowed to maturity.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$220,679,733	$—	$220,679,733

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $216,169,866.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$6,761,263
Depreciation	(2,251,396)
Net unrealized appreciation (depreciation) of investments	$4,509,867

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 29, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 29, 2008